Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000202617 | 38434231Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000202617 | 38434233Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000202617 | 38434249PICC Property & Casualty Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202617 | 38434230NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202617 | 38434256Contemporary Amperex Technology Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202617 | 38434246Huatai Securities Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202617 | 38434228Kingnet Network Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202617 | 38434276Zijin Mining Group Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000202617 | 38434239Bank of Ningbo Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202617 | 38434242China Merchants Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202617 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000202617 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000202617 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000202617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000202617 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000202617 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000202617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000202617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000202617 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000202617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000202617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000202617 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000202617 | China
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000202616 | 38434231Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000202616 | 38434233Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000202616 | 38434249PICC Property & Casualty Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202616 | 38434230NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202616 | 38434256Contemporary Amperex Technology Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202616 | 38434246Huatai Securities Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202616 | 38434228Kingnet Network Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000202616 | 38434276Zijin Mining Group Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000202616 | 38434239Bank of Ningbo Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202616 | 38434242China Merchants Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202616 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000202616 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000202616 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000202616 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000202616 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000202616 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000202616 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000202616 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000202616 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000202616 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000202616 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000202616 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000202616 | China
Holdings [Line Items]
Percent of Net Asset Value	97.70%